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EDWARD W. ELMORE, JR.
DIRECT DIAL: 804-788-7336
EMAIL: telmore@hunton.com
August 7, 2007
FILE NO: 59490.000009

VIA EDGAR AND FACSIMILE

Ms. Cicely LaMothe

Accounting Branch Chief

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549-7010

Re:	MercadoLibre, Inc.

Amendment 4 to Registration Statement on Form S-1

Filed August 7, 2007

File No. 333-142880

Dear Ms. LaMothe:

As counsel to MercadoLibre, Inc. a Delaware corporation (the “Company”), we are transmitting for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), Pre-Effective Amendment No. 4 (“Amendment No. 4”) to the Company’s Registration Statement on Form S-1 (File No. 333-142880) (the “Registration Statement).

If you have any questions or comments regarding the above referenced filing, please contact me. at (804) 788-7336. We look forward to hearing from you.

Sincerely,

/s/ Edward W. Elmore, Jr.
Edward W. Elmore, Jr.

Enclosures

cc:	S. Todd Crider, Esq.

John F. Haley, Esq.

Nicolás Szekasy

Rachel Zablow